Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Victory Portfolios II
Prospectus Date	rr_ProspectusDate	Oct. 10, 2022
Document Creation Date	dei_DocumentCreationDate	Dec. 16, 2022